Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Upstream
External Sales	$ 52,751	$ 57,726
Downstream
External Sales	52,751	57,726
Upstream
Upstream
Crude Oil	20,831	21,711
Natural Gas and Other	2,032	1,905
NGLs	1,491	1,024
External Sales	24,354	24,640
Downstream
Synthetic Crude Oil	20,831	21,711
External Sales	24,354	24,640
Upstream | Oil Sands
Upstream
Crude Oil	20,215	21,183
Natural Gas and Other	318	332
NGLs	1,008	342
External Sales	21,541	21,857
Downstream
Synthetic Crude Oil	20,215	21,183
External Sales	21,541	21,857
Upstream | Conventional
Upstream
Crude Oil	215	207
Natural Gas and Other	864	648
NGLs	226	356
External Sales	1,305	1,211
Downstream
Synthetic Crude Oil	215	207
External Sales	1,305	1,211
Upstream | Offshore
Upstream
Crude Oil	401	321
Natural Gas and Other	850	925
NGLs	257	326
External Sales	1,508	1,572
Downstream
Synthetic Crude Oil	401	321
External Sales	1,508	1,572
Downstream
Upstream
External Sales	28,397	33,086
Downstream
Gasoline	11,874	14,221
Distillates	10,592	12,116
Asphalt	1,430	1,577
Other Products and Services	2,934	3,358
External Sales	28,397	33,086
Downstream | Synthetic Crude Oil
Upstream
Crude Oil	1,567	1,814
Downstream
Synthetic Crude Oil	1,567	1,814
Downstream | Canadian Refining
Upstream
External Sales	4,282	4,787
Downstream
Gasoline	234	429
Distillates	1,422	1,484
Asphalt	506	548
Other Products and Services	553	512
External Sales	4,282	4,787
Downstream | Canadian Refining | Synthetic Crude Oil
Upstream
Crude Oil	1,567	1,814
Downstream
Synthetic Crude Oil	1,567	1,814
Downstream | U.S. Refining
Upstream
External Sales	24,115	28,299
Downstream
Gasoline	11,640	13,792
Distillates	9,170	10,632
Asphalt	924	1,029
Other Products and Services	2,381	2,846
External Sales	24,115	28,299
Downstream | U.S. Refining | Synthetic Crude Oil
Upstream
Crude Oil	0	0
Downstream
Synthetic Crude Oil	$ 0	$ 0